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LG QRAFT AI-Powered U.S. Large Cap Core ETF
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Investment Objective
The LG QRAFT AI-Powered U.S. Large Cap Core ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses	LG QRAFT AI-Powered U.S. Large Cap Core ETF LG QRAFT AI-Powered U.S. Large Cap Core ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
LG QRAFT AI-Powered U.S. Large Cap Core ETF | LG QRAFT AI-Powered U.S. Large Cap Core ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period November 7, 2023 through April 30, 2024, the Fund’s portfolio turnover rate was 258% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment (the “Universe”) and includes real estate investment trusts (“REITs”). The Fund invests in the common stock of such companies.

The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), uses an investment process based on a proprietary artificial intelligence security selection process that extracts patterns from analyzing data, as discussed below, developed jointly by QRAFT Technologies, Inc. (“Qraft”) and LG AI Research (“LG”). Qraft is a South Korea-based provider of artificial intelligence investment systems and currently offers services to various financial institutions. LG is a South Korean company and a branch office of LG Management Development Institute Co., Ltd., which is owned by LG Corporation. LG conducts research on artificial intelligence technologies and seeks to utilize such technologies throughout LG Corporation’s various lines of business. Qraft has licensed the proprietary artificial intelligence security selection process to the Adviser for purposes of managing the Fund.

In pursuing the Fund’s investment objective, the Adviser consults a database generated by the LG-Qraft artificial intelligence system (“LG QRAFT AI”), which automatically evaluates and filters data according to parameters supporting a particular investment thesis. For the database, LG QRAFT AI selects and weights portfolios of companies in the Universe listed on the New York Stock Exchange and NASDAQ to provide a balanced exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole) (the “U.S. Large Cap Core Database”). LG QRAFT AI first estimates each stock’s relative superiority of price appreciation (i.e., increase in stock price) over the rest of the pool of companies for the next four week investment period using deep learning technologies (i.e., exposure to and processing of large amounts of data) and the distribution of each stock’s relative superiority of price appreciation for the same period using deep learning architectures such as Bayesian neural networks that estimate the uncertainty of its forecast, and selects the top 100 stocks based on the average of the distribution of each stock’s relative superiority of price appreciation for inclusion in the U.S. Large Cap Core Database. LG QRAFT AI compresses such data and evaluates how each individual factor would change and/or affect a company over time, identifying the companies that have the greatest potential to outperform their U.S. large cap peers over the next four-week period. The stocks are then weighted pursuant to a methodology that considers stock-specific factors (including market cap and volatility) and aims to maximize the portfolio’s risk adjusted return. The final portfolio is then delivered to the U.S. Large Cap Core Database for use by the Adviser. LG QRAFT AI repeats such processes every four weeks and the Adviser may make changes to the Fund’s portfolio based on the newly generated information.

The Fund expects to hold 100 companies in its portfolio. While it is anticipated that the Adviser will purchase and sell securities based on recommendations by the U.S. Large Cap Core Database, the Adviser has full discretion over investment decisions for the Fund. Therefore, the Adviser has full decision-making power not only if it identifies a potential technical issue or error with the U.S. Large Cap Core Database, but also if it believes that the recommended portfolio does not further the Fund’s investment objective or fails to take into account company events such as corporate actions, mergers and spin-offs. Additionally, the Adviser has discretion over the amount of cash maintained in the Fund’s portfolio and the reinvestment of dividends in the Fund’s portfolio, subject to the Fund’s distribution requirements as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). See “Federal Income Taxes” in the Fund’s Statement of Additional Information (the “SAI”) for a more complete discussion. Notwithstanding the foregoing, the Fund limits the weighting of a single company to 10% and no more than 40% of the Fund’s assets may be invested in securities with a more than 5% weighting in the Fund’s portfolio. Because the U.S. Large Cap Core Database is adjusted every four weeks, the Adviser expects that the Fund will frequently purchase and sell securities.

While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of August 1, 2024, a significant portion of the Fund’s assets consisted of securities of companies in the Technology Sector, although this may change from time to time.

Principal Risks
Performance Information

The Fund commenced operations on November 7, 2023, and therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.